Combined capital and additional paid in capital	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Combined capital and additional paid in capital
13.	Combined capital and additional paid in capital

	Number of ordinary shares	Nominal value of ordinary shares		Combined capital	Additional paid-in capital	Total
		USD		RMB	RMB’000	RMB’000
At January 1, 2020 (note i)	1,000	—	*	1	79,286	79,286
Issuance of ordinary shares (note ii)	4,000	—	*	3	—	—	**
Contribution of a shareholder (note iii)	—	—		—	68,700	68,700

At December 31, 2020	5,000	1		4	147,986	147,986

At January 1, 2021	5,000	1		4	147,986	147,986
Contribution of a shareholder	—	—		—	267,615	267,615

At December 31, 2021	5,000	1		4	415,601	415,601

All issued shares are fully paid as at
December
31, 2020 and 2021.

*	Representing amount less than US$1.00.

**	Representing amount less than RMB1,000.

Notes:
On January 13, 2022, pursuant to shareholders’ resolution, each existing issued and unissued share of US$0.001 each in the share capital of the Company were subdivided into 10 shares of US$0.0001 each (“Share Subdivision”).
(i) In July 2019, 100 ordinary shares (1,000 ordinary shares in reflection of
Share Subdivision) of the Company were allotted and issued to shareholders.
(ii) On November 19, 2020, 400 ordinary shares (4,000 ordinary shares in reflection of

Share Subdivision) of the Company were allotted and issued to Newlink Technology Limited.
(iii)
A
shareholder offered financial support during years ended December 31, 2020 and 2021
.